Invesco Convertible Securities Fund | Summary - Invesco Convertible Securities Fund, Class Institutional

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Convertible Securities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund, Class Institutional Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund, Class Institutional Institutional Class
Management Fees		0.52%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses	[1]	0.64%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Invesco Convertible Securities Fund Summary - Invesco Convertible Securities Fund, Class Institutional Institutional Class	65	205	357	798

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Convertible Securities Trust (the predecessor fund) and the Fund for the most recent fiscal year was 85% of the average value of the portfolio.”